Financial instruments and risk management - Movements in level 3 instruments measured on a recurring basis (Details) - Level 3 - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the year	£ 401
At the end of the year	416	£ 401
Zacapa financial liability
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the year	174	164
Net losses included in the income statement	(6)	(8)
Net losses included in exchange in other comprehensive income	(5)	(8)
Net gains/(losses) included in retained earnings	9	(3)
Additions	0	0
Settlement of liabilities	9	9
At the end of the year	167	174
Contingent consideration recognised on acquisition of businesses(i)
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the year	227	188
Net losses included in the income statement	(24)	(25)
Net losses included in exchange in other comprehensive income	(5)	(8)
Net gains/(losses) included in retained earnings	0	0
Additions	(42)	(15)
Settlement of liabilities	49	9
At the end of the year	249	227
Casamigos acquisition | Contingent consideration recognised on acquisition of businesses(i)
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the year	197
At the end of the year	£ 173	£ 197